Fair Value - Summary of Carrying Amounts of Financial Assets and Financial Liabilities that are Classified as at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	€ 8,431	€ 13,479
Designated	258,830	233,647
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	9,617	13,828
Designated	71,242	59,625
Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	250,390	223,705
Investment contracts for account of policyholders [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	71,242	59,625
Derivatives with negative values not designated as hedges [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	8,390	13,364
Derivatives with negative values not designated as hedges [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	9,617	13,828
Investment income related to general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	41	114
Designated	€ 8,440	€ 9,943